Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating expenses:
Research and development	$ 4,804	$ 3,893
General and administrative	1,595	1,282
Total operating expenses	6,399	5,175
Operating loss	(6,399)	(5,175)
Finance income	519	972
Finance expenses	(158)	(297)
Net loss before tax	(6,038)	(4,500)
Income tax benefit	247	407
Net loss for the period	(5,791)	(4,093)
Net loss attributable to shareholders of Evaxion Biotech A/S	(5,791)	(4,093)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	18	29
Tax on other comprehensive income		(6)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	(620)	(758)
Other comprehensive loss for the period, net of tax	(602)	(735)
Total comprehensive loss	(6,393)	(4,828)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (6,393)	$ (4,828)
Loss per share - basic (in USD per share)	$ (0.25)	$ (0.23)
Loss per share - diluted (in USD per share)	$ (0.25)	$ (0.23)